ALLOWANCE FOR CREDIT LOSSES - Allowance for Credit Losses Roll Forward (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
	Jan. 01, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	$ 12,783			$ 12,783	$ 24,956	$ 12,783	$ 12,315
Gross credit losses on loans					(6,720)	(9,263)	(9,341)
Gross recoveries on loans					1,825	1,652	1,573
Net credit losses on loans (NCLs)					(4,895)	(7,611)	(7,768)
Net reserve builds (releases) for loans					(7,283)	7,635	364
Net specific reserve builds (releases) for loans					(715)	676	86
Total provision for credit losses on loans (PCLL)					(3,103)	15,922	8,218
Initial allowance for credit losses on newly purchased credit-deteriorated assets during the period					0	4	0
Other, net					(503)	100	18
ACLL at end of year					16,455	24,956	12,783
Allowance for credit losses on unfunded commitments
Allowance for credit losses on unfunded commitments (ACLUC) at beginning of period	1,456			1,456	2,655	1,456	1,367
Provision (release) for credit losses on unfunded lending commitments					(788)	1,446	92
Other, net					4	(53)	(3)
ACLUC at end of period					1,871	2,655	1,456
Total allowance for credit losses on loans, leases and unfunded lending commitments					18,326	27,611	14,239
Sales or transfers of various consumer loan portfolios to held-for-sale
Other liabilities, at fair value					74,920	59,983
Previously reported
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	12,783			12,783		12,783
ACLL at end of year							12,783
Variable post-charge-off third-party collection costs
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	(443)	$ (426)		(443)		(443)
Total provision for credit losses on loans (PCLL)		122	$ 339	(18)
ACLL at end of year	(443)	$ (122)	$ (426)				(443)
Reclassification adjustment
Allowance for credit losses on unfunded commitments
Allowance for credit losses on unfunded commitments (ACLUC) at beginning of period					(68)
ACLUC at end of period						(68)
Sales or transfers of various consumer loan portfolios to held-for-sale
Other liabilities, at fair value						68
Adjustment to opening balance for CECL adoption
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	4,201			4,201		4,201
Net reserve builds (releases) for loans	4,900
ACLL at end of year	4,100						4,201
Allowance for credit losses on unfunded commitments
Allowance for credit losses on unfunded commitments (ACLUC) at beginning of period	(194)			(194)		(194)
ACLUC at end of period							(194)
Adjusted balance
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	16,541			16,541		16,541
ACLL at end of year							16,541
Consumer
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	10,056			10,056	20,180	10,056	9,670
Gross credit losses on loans					(6,220)	(8,287)	(8,906)
Gross recoveries on loans					1,711	1,576	1,492
Net credit losses on loans (NCLs)					(4,509)	(6,711)	(7,414)
Net reserve builds (releases) for loans					(5,208)	5,084	282
Net specific reserve builds (releases) for loans					(460)	427	92
Initial allowance for credit losses on newly purchased credit-deteriorated assets during the period					0	4
Other, net					(472)	35	12
ACLL at end of year					14,040	20,180	10,056
Sales or transfers of various consumer loan portfolios to held-for-sale
Transfer of real estate loan portfolios					0	(4)	(42)
Reclasses of consumer ACLL to HFS					(370)	(4)	(42)
Consumer | Australia Consumer Loan
Sales or transfers of various consumer loan portfolios to held-for-sale
Reclass consumer to held-for sale					(280)	0	0
Consumer | Philippines Consumer Loan
Sales or transfers of various consumer loan portfolios to held-for-sale
Reclass consumer to held-for sale					(90)	0	0
Consumer | Variable post-charge-off third-party collection costs
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	(443)			(443)		(443)
ACLL at end of year							(443)
Consumer | Adjustment to opening balance for CECL adoption
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	5,017			5,017		5,017
ACLL at end of year							5,017
Consumer | Adjusted balance
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	14,630			14,630		14,630
ACLL at end of year							14,630
Corporate
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	2,727			2,727	4,776	2,727	2,645
Gross credit losses on loans					(500)	(976)	(435)
Gross recoveries on loans					114	76	81
Net credit losses on loans (NCLs)					(386)	(900)	(354)
Net reserve builds (releases) for loans					(2,075)	2,551	82
Net specific reserve builds (releases) for loans					(255)	249	(6)
Initial allowance for credit losses on newly purchased credit-deteriorated assets during the period					0	0
Other, net					(31)	65	6
ACLL at end of year					2,415	4,776	2,727
Sales or transfers of various consumer loan portfolios to held-for-sale
FX translation					$ (133)	104	60
Corporate | Variable post-charge-off third-party collection costs
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	0			0		0
ACLL at end of year							0
Corporate | Adjustment to opening balance for CECL adoption
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	(816)			(816)		(816)
ACLL at end of year							(816)
Corporate | Adjusted balance
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	$ 1,911			$ 1,911		$ 1,911
ACLL at end of year							$ 1,911